                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       BB Biotech AG
Address:    Vordergasse 3
            Schaffhausen Switzerland CH-8200

Form 13F File Number:   28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adrian Bruengger

Title:      SIGNING AUTHORITY
            -----------------
Phone:      41 (01) 267 67 00

Signature, Place, and Date of Signing: /s/ Adrian Bruengger
                                      ------------------------------------------
                                    Schaffhausen, Switzerland, February 10, 2005
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $1,414,738
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus N.V.

      2     Biotech Invest N.V.

      3     Biotech Target N.V.

      4     Biotech Growth N.V.

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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------------------  --------  ---------  --------  --------------------  ----------  --------  -----------------------
                              TITLE OF              VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER          CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
----------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
Amgen Inc.                      COM     031162100    64,150  1,000,000  SH           DEFINED      1      1,000,000   NONE   NONE

Auxilium
Pharmaceuticals, Inc.           COM     05334D107     8,850  1,000,000  SH           DEFINED      4      1,000,000   NONE   NONE

Biogen Idec Inc.                COM     09062X103   145,271  2,180,913  SH           DEFINED      1      2,180,913   NONE   NONE

Celgene Corporation             COM     151020104   135,077  5,093,400  SH           DEFINED      2      5,093,400   NONE   NONE

Elan Corporation, plc           COM     284131208    54,500  2,000,000  SH           DEFINED      2      2,000,000   NONE   NONE

EyeTech
Pharmaceuticals, Inc.           COM     302297106   186,923  4,108,194  SH           DEFINED      4      4,108,194   NONE   NONE

Genzyme Corporation             COM     372917104   129,438  2,229,000  SH           DEFINED      1      2,229,000   NONE   NONE

Gilead Sciences, Inc.           COM     375558103   209,940  6,000,000  SH           DEFINED      1      6,000,000   NONE   NONE

ICOS Corporation                COM     449295104    29,578  1,045,900  SH           DEFINED      3      1,045,900   NONE   NONE

Idenix Pharmaceuticals, Inc.    COM     45166R204     7,409    432,008  SH           DEFINED      3        432,008   NONE   NONE

Incyte Corporation              COM     45337C102    27,972  2,800,000  SH           DEFINED      3      2,800,000   NONE   NONE

Ligand
Pharmaceuticals Incorporated    COM     53220K207    56,687  4,870,000  SH           DEFINED      2      4,870,000   NONE   NONE

Pozen Inc.                      COM     73941U102     9,799  1,347,800  SH           DEFINED      3      1,347,800   NONE   NONE

Sepracor Inc.                   COM     817315104   178,110  3,000,000  SH           DEFINED      1      3,000,000   NONE   NONE

The Medicines Company           COM     584688105   119,129  4,136,419  SH           DEFINED     3,4     4,136,419   NONE   NONE

Theravance, Inc.                COM     88338T104    35,928  2,007,168  SH           DEFINED      4      2,007,168   NONE   NONE

Virologic, Inc.                 COM     92823R201    15,977  5,726,430  SH           DEFINED     3,4     5,726,430   NONE   NONE